Allowance for Loss-Sharing Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Allowance for Loss-Sharing Obligations
Summary of allowance for loss-sharing obligations related to Fannie Mae DUS program

        A summary of our allowance for loss-sharing obligations related to the Fannie Mae DUS program is as follows (in thousands):

	Year Ended December 31,
	2017	2016
Beginning balance	$32,408	$—
Allowance for loss-sharing obligations assumed in the Acquisition	—	32,617
Provision for loss sharing	6,358	3,218
Provision reversal for loan repayments	(6,617)	(983)
Charge-offs, net	(1,638)	(2,444)

Ending balance	$30,511	$32,408